Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Financial Instruments and risk management

27. Financial instruments and risk management

The Group has exposure to the following risks that arise from its use of financial instruments:

•        Currency risk;

•        Liquidity risk;

•        Credit risk;

•        Capital risk; and

•        Interest rate risk.

Refer to Note 3 for discussion on how the Group measures financial assets and financial liabilities initially and subsequently. The principal financial instruments used by the Group, from which financial instruments risks arise and the related balances as of December 31, 2025 and 2024, are:

	2025	2024
Financial assets at amortized cost
Amounts due from related parties (see note 29)	$—	$765
Trade and other receivables (excluding VAT receivables) (see note 18)	3,330	2,431
Excise duty indemnification (see note 1)	3,575	—
Cash and cash equivalents (see note 20)	1,887	698
Staff loan receivables	98	135
	8,890	4,029

Trade and other payables (excluding VAT payable and employee payables) (see note 19)	21,080	11,894
Amounts due to related parties (see note 29)	2,277	3,389
Bank overdraft (see note 20)	—	1,013
Excise duty payable (see note 1)	3,575	—
Borrowings (see note 24)	5,183	2,516
Total	32,115	18,812
Financial liabilities at fair value through profit or loss

Derivative liability (warrants) (see note 25)	1,334	—
Earnout liability (see note 35)	9,898	—
Total	$11,232	$—

Currency risk

The Group is exposed to currency risk on transactions settled or paid in currencies other than its functional currency. The exposure to currency risk is primarily related to transactions paid or settled in ZiG. The Group conducts a limited number of transactions which are paid or settled in ZAR, but these transactions do not pose a material currency risk due to the limited volume. To reduce exposure to currency fluctuation, the Group seeks to settle obligations due in local currency (ZiG) from recent sales settled in local currency. Movement in currency rates could expose the Group to additional foreign exchange gain or loss.

The table below indicates consolidated monetary assets/(liabilities) in the Group denominated in ZIG

	2025	2024
Trade and other receivables	$1,241	$568
Cash and cash equivalents	392	74
Amount due from related parties	—	55
Current tax liability	(510)	(1,576)
Trade and other payables	(82)	(109)
Total	$1,041	$(988)

Sensitivity analysis — The following demonstrates the Groups sensitivity to 5% strengthening or weakening of the ZIG local currency as of December 31, 2025, and of the ZWL local currency as of December 31, 2024, against the USD functional currency and the impact on profit or (loss) for each period:

	Strengthening	Weakening
December 31, 2025	$55	$(55)
December 31, 2024	$49	$(49)

The table below indicates consolidated monetary liabilities in the Group denominated in ZAR:

	2025	2024
Trade and other payables	$(1,250)	$(894)
Total	$(1,250)	$(894)

Sensitivity analysis — The following demonstrates the Groups sensitivity to 5% strengthening or weakening of the ZAR local currency against the USD functional currency and the impact on profit or (loss) for each period:

	Strengthening	Weakening
December 31, 2025	$63	$(63)
December 31, 2024	$45	$(45)

Liquidity risk

Liquidity risk is the risk that the Group may fail to meet its obligations when they fall due, the consequences of which may be the failure to meet obligations to creditors. Prudent liquidity risk management implies maintaining sufficient cash and cash equivalents, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Group manages liquidity risk by maintaining adequate cash reserves and available borrowing facilities by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. Adequate banking facilities are maintained. Borrowing facilities are negotiated with approved financial institutions at acceptable interest rates. The table below summarizes the maturity profile of the Group’s financial liabilities at the end of each reporting period. The amounts reflect gross (i.e. undiscounted cash flows) which include contractual interest payments.

December 31, 2025	Less than 12 months	12-24 Months	Greater than 24 Months	Total
Trade and other payables	$21,080	—	—	21,080
Borrowings	3,782	2,066	104	5,952
Amounts due to related parties	2,277	—	—	2,277
Excise tax payable	3,575	—	—	3,575
Total	$30,714	2,066	104	32,884
December 31, 2024	Less than 12 months	12-24 Months	Greater than 24 Months	Total
Trade and other payables	$11,894	$—	$—	$11,894
Borrowings	1,441	899	674	3,014
Amounts due to related parties	3,389	—	—	3,389
Bank overdraft	1,013	—	—	1,013
Total	$17,737	$899	$674	$19,310

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the consolidated entity. Credit risk arises from the Group’s trade and other receivables, net as well as amounts due from related parties. The carrying amount of financial assets as disclosed in the statements of financial position and related notes represents the maximum credit exposure. The table below summarizes the credit risk of the Group’s financial assets at the end of the current reporting period. The amounts reflect the gross value and the effect of the expected credit loss for each financial asset. Excise tax receivable relates to taxes arising in connection with the business combination. Under the terms of the transaction agreements with Hennessy Capital Investment Corp. VI, the Group is indemnified of these liabilities (see note 1)

December 31, 2025	Gross	ECL	Total
Financial assets
Trade and other receivables	5,605	(2,275)	3,330
Cash and cash equivalents	1,887	—	1,887
Staff loan receivables	98	—	98
Amount due from related parties	10,446	(10,446)	—
Excise duty indemnification	3,575	—	3,575
Total	$21,611	(12,721)	8,890
December 31, 2024	Gross	ECL	Total
Financial assets
Amounts due from related parties	$11,211	$(10,446)	$765
Trade and other receivables	4,684	(2,253)	2,431
Cash and cash equivalents	698	—	698
Staff loan receivables	135	—	135
Total	$16,728	$(12,699)	$4,029

The Group’s financial assets primarily relate to amounts due from related parties and trade receivables. The Group’s risk over the collectability of trade receivables is generally low, as substantially all of the Group’s sales of precious metals are to a single customer, Fidelity, which is a Zimbabwean governmental entity which has never paid outside of their contractually agreed credit terms of 30 days.

Credit risk exposure on trade receivables with customers other than Fidelity is generally higher, as such receivables are subject to collection risks in the normal course of business. As disclosed in Note 18, substantially all of the Group’s receivables recognized in relation to a contract with third-party miners, was provided for over the course of 2023 and 2022. The Group also holds credit risk on amounts receivable from related parties which may experience insolvency or liquidity issues; however, such risks are partially mitigated through the Group’s ability to negotiate with affected parties to settle balances with payables due to the same party. Refer to Note 29 for discussion regarding recognition of credit losses on related party receivables from Metallon.

Capital risk

The Group considers its capital to comprise its ordinary share capital and retained deficit. In managing its capital, the Group’s primary objective is to maintain a sufficient funding base to enable the Group to meet its working capital and strategic investment needs. The Group is not subject to any externally imposed capital requirements as at December 31, 2025 and 2024. The Group’s objective when managing capital is to safeguard the Group’s ability to continue as a going concern, so that it can provide returns for shareholders and benefits to other stakeholders. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, or sell assets to reduce debt.

Interest rate risk

The risk of interest rate changes associated with the Group’s long-term debt and short-term borrowings would not have a material impact on the Group’s consolidated financial statements.